FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Fair values and fair value hierarchy of financial instruments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial assets transfer from Level 1 into 2	€ 0
Financial assets transfer from Level 2 into 1	0
Financial liabilities transfer from Level 1 into 2	0
Financial liabilities transfer from Level 2 into 1	0
Financial assets transfers into Level 3	0
Financial assets transfers out of Level 3	0
Financial Liabilities transfers into Level 3	0
Financial Liabilities transfers out of Level 3	0
Loss on remeasurement of deferred and contingent consideration	132	€ 440
Financial liabilities measured at fair value through profit and loss | Derivative Liability
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial liabilities		471
Financial liabilities measured at fair value through profit and loss | Derivative Liability | Level 2
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial liabilities		471
Financial liabilities measured at fair value through profit and loss | Deferred consideration
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial liabilities	1,244	2,939
Financial liabilities measured at fair value through profit and loss | Deferred consideration | Level 2
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial liabilities	1,244	2,939
Financial assets measured at fair value through profit and loss | Cash and cash equivalents
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial assets	10,467	8,796
Financial assets measured at fair value through profit and loss | Cash and cash equivalents | Level 1
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial assets	€ 10,467	€ 8,796